Financial Instruments - Disclosure of credit quality of financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	€ 23,912	€ 44,013
OTHER ASSETS	11,988	11,522
CASH AND CASH EQUIVALENTS	289,430	346,686	€ 204,435
Receivables from governmental institutions (AAA-country)
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	757	289
Receivables from governmental institutions (AA-country)
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	3,620	23,086
OTHER ASSETS	151	199
Receivables from governmental institutions (A-country)
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	0	606
AA
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	0	2
CASH AND CASH EQUIVALENTS	11,557	3,457
A
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	4,861	3,442
OTHER ASSETS	11,296	11,296
CASH AND CASH EQUIVALENTS	272,719	332,361
Counterparties without external credit rating or rating below A
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	14,674	16,589
OTHER ASSETS	541	27
CASH AND CASH EQUIVALENTS	€ 5,154	€ 10,868